OMB APPROVAL
OMB Number: 3235-0582
Expires: January 31, 2015
Estimated average burden hours per response 7.2

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number           811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 West Michigan Street, Milwaukee, WI	53233
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon
803 West Michigan Street, Milwaukee, WI 53233

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end:            December 31

Date of reporting period:          June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

This filing is being amended to reflect the proper signature by the President of the Trust.

The following are proxy voting records for the Aristotle/Saul Opportunity Fund for the period March 30, 2012 (the Fund’s commencement date) through June 30, 2012.

Company Name	Ticker	CUSIP	Meeting Date	Item Number	Proposal	Proponent	Voting Proposal (y/n)	Mgr Vote	Management Recommendation
Transocean Ltd.	RIGN	H8817H100	18-May-12	1	Accept Financial Statements and Statutory Reports	Management	Yes	For	For
Transocean Ltd.	RIGN	H8817H100	18-May-12	2	Appropriation of the Available Earnings for Fiscal Year 2011	Management	Yes	For	For
Transocean Ltd.	RIGN	H8817H100	18-May-12	3a	Elect Glyn Barker as Director	Management	Yes	For	For
Transocean Ltd.	RIGN	H8817H100	18-May-12	3b	Elect Vanessa C.L. Chang as Director	Management	Yes	For	For
Transocean Ltd.	RIGN	H8817H100	18-May-12	3c	Elect Chad Deaton as Director	Management	Yes	For	For
Transocean Ltd.	RIGN	H8817H100	18-May-12	3d	Reelect Edward R. Muller as Director	Management	Yes	For	For
Transocean Ltd.	RIGN	H8817H100	18-May-12	3e	Reelect Tan Ek Kia as Director	Management	Yes	For	For
Transocean Ltd.	RIGN	H8817H100	18-May-12	4	Appointment Of Ernst & Young LLP as Independent Registered Public Accounting Firm for Fiscal Year 2012	Management	Yes	For	For
Transocean Ltd.	RIGN	H8817H100	18-May-12	5	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	Yes	For	For
Repsol YPF S.A.	REP	E8471S130	30-May-12	1	Approve Individual and Consolidated Financial Statements and Statutory Reports for FY 2011, Allocation of Income, and Distribution of Dividends	Management	Yes	For	For
Repsol YPF S.A.	REP	E8471S130	30-May-12	2	Approve Discharge of Directors	Management	Yes	For	For
Repsol YPF S.A.	REP	E8471S130	30-May-12	3	Reelect Deloitte as Auditor of Individual and Consolidated Accounts	Management	Yes	For	For
Repsol YPF S.A.	REP	E8471S130	30-May-12	4	Amend Articles of Association and General Meeting Regulations Re: Alignment with Applicable Law	Management	Yes	For	For
Repsol YPF S.A.	REP	E8471S130	30-May-12	5	Amend Articles Re: Board of Directors and Corporate Governance	Management	Yes	For	For
Repsol YPF S.A.	REP	E8471S130	30-May-12	6	Amend Articles of Association and General Meeting Regulations Re: Conflicts of Interest	Management	Yes	For	For
Repsol YPF S.A.	REP	E8471S130	30-May-12	7	Reelect Isidro Faine Casas as Director	Management	Yes	For	For
Repsol YPF S.A.	REP	E8471S130	30-May-12	8	Reelect Juan Maria Nin Genova as Director	Management	Yes	For	For
Repsol YPF S.A.	REP	E8471S130	30-May-12	9	Approve 2012-2013 Shares-in-lieu-of-Cash Plan	Management	Yes	For	For
Repsol YPF S.A.	REP	E8471S130	30-May-12	10	Approve Increase in Capital against Voluntary Reserves	Management	Yes	For	For
Repsol YPF S.A.	REP	E8471S130	30-May-12	11	Approve Increase in Capital against Voluntary Reserves	Management	Yes	For	For
Repsol YPF S.A.	REP	E8471S130	30-May-12	12	Change Company Name and Amend Article 1 Accordingly	Management	Yes	For	For
Repsol YPF S.A.	REP	E8471S130	30-May-12	13	Authorize Issuance of Convertible Bonds, Debentures, Warrants, and Other Debt Securities without Preemptive Rights up to EUR 8.4 Billion	Management	Yes	For	For
Repsol YPF S.A.	REP	E8471S130	30-May-12	14	Approve Company's Corporate Web Site	Management	Yes	For	For
Repsol YPF S.A.	REP	E8471S130	30-May-12	15	Advisory Vote on Remuneration Report	Management	Yes	Against	For
Repsol YPF S.A.	REP	E8471S130	30-May-12	16	Authorize Board to Ratify and Execute Approved Resolutions	Management	Yes	For	For
Daiichi Sankyo Co. Ltd.	4568	J11257102	22-Jun-12	1	Approve Allocation of Income, with a Final Dividend of JPY 30	Management	Yes	For	For
Daiichi Sankyo Co. Ltd.	4568	J11257102	22-Jun-12	2.1	Elect Director Shoda, Takashi	Management	Yes	For	For
Daiichi Sankyo Co. Ltd.	4568	J11257102	22-Jun-12	2.2	Elect Director Nakayama, Joji	Management	Yes	For	For
Daiichi Sankyo Co. Ltd.	4568	J11257102	22-Jun-12	2.3	Elect Director Une, Tsutomu	Management	Yes	For	For
Daiichi Sankyo Co. Ltd.	4568	J11257102	22-Jun-12	2.4	Elect Director Ogita, Takeshi	Management	Yes	For	For
Daiichi Sankyo Co. Ltd.	4568	J11257102	22-Jun-12	2.5	Elect Director Hirokawa, Kazunori	Management	Yes	For	For
Daiichi Sankyo Co. Ltd.	4568	J11257102	22-Jun-12	2.6	Elect Director Sato, Yuuki	Management	Yes	For	For
Daiichi Sankyo Co. Ltd.	4568	J11257102	22-Jun-12	2.7	Elect Director Hirabayashi, Hiroshi	Management	Yes	For	For
Daiichi Sankyo Co. Ltd.	4568	J11257102	22-Jun-12	2.8	Elect Director Ishihara, Kunio	Management	Yes	For	For
Daiichi Sankyo Co. Ltd.	4568	J11257102	22-Jun-12	2.9	Elect Director Kanazawa, Ichiro	Management	Yes	For	For
Daiichi Sankyo Co. Ltd.	4568	J11257102	22-Jun-12	2.10	Elect Director Sugiyama, Seiji	Management	Yes	For	For
Daiichi Sankyo Co. Ltd.	4568	J11257102	22-Jun-12	3	Approve Annual Bonus Payment to Directors	Management	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Investment Managers Series Trust

By (Signature and Title)*		/s/ John Zader
John Zader, President
Date	September 14, 2012

* Print the name and title of each signing officer under his or her signature.